Property, Plant, and Equipment, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant, and Equipment, net
Property, plant and equipment, net consist of the following:

	June 30, 2025	December 31, 2024
Buildings	$364	$338
Plant and machinery	2,399	2,213
Leasehold improvements	285	285
Computer and office equipment	14,803	16,896
Furniture and fixtures	1,814	1,696
Internal use software	15,020	11,311
Construction in progress	747	2,853
	35,432	35,592
Less: Accumulated depreciation	(21,806)	(20,997)
Property, plant and equipment, net	$13,626	$14,595